As filed with the Securities and Exchange Commission on November 19, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue, 17th Floor
New York, NY  10017
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue, 17th Floor
New York, NY  10017
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007
The Wall Street Fund, Inc.

		Shares	Value
COMMON STOCKS - 98.4%
Aerospace - 1.7%
General Dynamics Corp.		1,400	$118,258
Lockheed Martin Corp.		2,000	216,980
			335,238
Banks - 1.4%
HSBC Holdings PLC - ADR		1,500	138,900
US Bancorp		4,000	130,120
			269,020
Beverages - 1.9%
The Coca-Cola Co.		2,500	143,675
Hansen Natural Corp. (a)		2,000	113,360
PepsiCo, Inc.		1,500	109,890
			366,925
Biotechnology - 5.3%
Biogen Idec, Inc. (a)		2,000	132,660
Celgene Corp. (a)		2,700	192,537
Genentech, Inc. (a)		2,000	156,040
Genzyme Corp. (a)		2,500	154,900
Gilead Sciences, Inc. (a)		8,000	326,960
Lifecell Corp. (a)		2,000	75,140
			1,038,237
Chemicals - 2.9%
Air Products & Chemicals, Inc.		2,000	195,520
The Dow Chemical Co.		4,000	172,240
Sigma-Aldrich Corp.		4,000	194,960
			562,720
Computers & Peripherals - 0.5%
Hewlett-Packard Co.		2,000	99,580

Construction & Engineering - 1.0%
Fluor Corp.		1,400	201,572

Containers - 0.5%
Ball Corp.		2,000	107,500

Diversifed - 1.6%
3M Co.		2,200	205,876
United Technologies Corp.		1,400	112,672
			318,548
Drugs - 2.1%
Bristol-Myers Squibb Co.		2,000	57,640
Merck & Co., Inc.		4,500	232,605
Schering Plough Corp.		4,000	126,520
			416,765
Electrical Equipment - 0.6%
General Electric Co.		3,000	124,200

Electronic Equipment & Instruments - 0.5%
Anixter International, Inc. (a)		1,200	98,940

Energy - 5.9%
Apache Corp.		2,000	180,120
Canadian Superior Energy, Inc. (a) (b)		30,000	83,100
Chevron Corp.		2,500	233,950
ConocoPhillips		2,000	175,540
Devon Energy Corp.		3,000	249,600
Sunoco, Inc.		500	35,390
Valero Energy Corp.		3,000	201,540
			1,159,240
Energy Equipment & Services - 2.3%
Core Laboratories NV (a)		1,000	127,390
Halliburton Co.		2,500	96,000
Patterson-UTI Energy, Inc.		2,000	45,140
Schlumberger Ltd.		1,700	178,500
			447,030
Financial Services - 3.7%
American Express Co.		3,700	219,669
The Goldman Sachs Group, Inc.		2,000	433,480
Nasdaq Stock Market, Inc. (a)		2,000	75,360
			728,509
Food & Staples Retailing - 1.3%
The Kroger Co.		4,000	114,080
Walgreen Co.		3,000	141,720
			255,800
Food Service - 1.8%
Darden Restaurants, Inc.		3,000	125,580
McDonald's Corp.		3,000	163,410
Yum! Brands, Inc.		2,000	67,660
			356,650
Food Wholesale - 0.5%
Sysco Corp.		3,000	106,770

Health Care - 2.4%
Aetna, Inc.		4,000	217,080
DaVita, Inc. (a)		1,000	63,180
Johnson & Johnson		3,000	197,100
			477,360
Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.		3,400	191,794

Hotels - 0.4%
Starwood Hotels & Resorts Worldwide		1,400	85,050

Industrial Equipment - 0.8%
Ceradyne, Inc. (a)		2,000	151,480

Instrumentation - 3.9%
Applied Materials, Inc.		8,000	165,600
Garmin Ltd. (b)		4,000	477,600
Thermo Fisher Scientific, Inc. (a)		2,000	115,440
			758,640
Insurance - 1.2%
Chubb Corp.		2,500	134,100
Loews Corp.		2,000	96,700
			230,800
Machinery - 3.3%
Caterpillar, Inc.		3,500	274,505
Kennametal, Inc.		1,500	125,970
Paccar, Inc.		3,000	255,750
			656,225
Media - 2.0%
Comcast Corp. (a)		6,500	155,740
DIRECTV Group Inc/The (a)		2,500	60,700
Focus Media Hldg Ltd - ADR (a)		3,000	174,060
			390,500
Metals & Mining - 3.1%
BHP Billiton Ltd. - ADR		2,000	157,200
Cleveland-Cliffs, Inc.		400	35,188
Commercial Metals Co.		3,500	110,775
Freeport-McMoRan Copper & Gold, Inc.		1,000	104,890
Goldcorp, Inc.		1,500	45,840
Mechel OAO - ADR (a)		1,500	76,500
Worthington Industries		3,500	82,460
			612,853
Office Equipment - 5.7%
Apple, Inc. (a)		3,300	506,682
Dell, Inc. (a)		1,200	33,120
EMC Corp. (a)		10,000	208,000
Seagate Technology		10,000	255,800
Western Digital Corp. (a)		5,000	126,600
			1,130,202
Personal & Household Products - 0.7%
Procter & Gamble Co.		2,000	140,680

Retail - 3.1%
J.C. Penney Co., Inc.		2,500	158,425
Nordstrom, Inc.		5,000	234,450
Target Corp.		3,500	222,495
			615,370
Semiconductors - 8.5%
Analog Devices, Inc.		2,000	72,320
ASML Holding NV - ADR		3,000	98,580
Atheros Communications, Inc. (a)		7,500	224,775
Cisco Systems, Inc. (a)		9,000	297,990
Intel Corp.		4,000	103,440
Lam Research Corp. (a)		4,000	213,040
MEMC Electronic Materials, Inc. (a)		5,800	341,388
Texas Instruments, Inc.		9,000	329,310
			1,680,843
Services - 5.8%
Accenture Ltd. - Class A		3,500	140,875
eBay, Inc. (a)		3,300	128,766
Google, Inc. (a)		1,000	567,270
NIC, Inc.		2,500	17,350
Priceline.com, Inc. (a)		500	44,375
Valueclick, Inc. (a)		4,500	101,070
Yahoo!, Inc. (a)		5,000	134,200
			1,133,906
Software - 6.6%
Adobe Systems, Inc. (a)		5,000	218,300
Ansys, Inc. (a)		2,500	85,425
Autodesk, Inc. (a)		1,500	74,955
Factset Research Systems, Inc.		2,000	137,100
Intuit, Inc. (a)		1,500	45,450
Microsoft Corp.		10,000	294,600
Oracle Corp. (a)		10,000	216,500
SAP AG - ADR		4,000	234,680
			1,307,010
Specialty Retail - 2.5%
Abercrombie & Fitch Co. - Class A		2,000	161,400
Coach, Inc. (a)		1,500	70,905
Home Depot, Inc.		4,500	145,980
Tiffany & Co.		2,000	104,700
			482,985
Telecommunications - 6.5%
America Movil S.A. de C.V. - ADR		9,000	576,000
China Mobile Hong Kong Ltd. - ADR		5,000	410,200
QUALCOMM, Inc.		7,000	295,820
			1,282,020
Transportation - 3.6%
Burlington Northern Santa Fe Corp.		2,500	202,925
Cummins, Inc.		2,100	268,569
FedEx Corp.		1,500	157,125
J.B. Hunt Transport Services, Inc.		3,000	78,900
			707,519
Utilities - 1.8%
Vimpel-Communications - ADR		13,000	351,520

TOTAL COMMON STOCKS (Cost $12,911,538)			$19,380,001
		Principal
		Amount	Value
CORPORATE BONDS - 0.7%
Diversified Financials - 0.7%
General Electric Capital Corp.
5.000%, 12/18/2018		$150,000	146,060
TOTAL CORPORATE BONDS (Cost $150,000)			$146,060

		Shares
SHORT TERM INVESTMENTS - 0.9%
First American Government Obligations Fund		175,293	$175,293
TOTAL SHORT TERM INVESTMENTS (Cost $175,293)			$175,293

Total Investments (Cost $13,236,831) - 100.0%			$19,701,354
Other Assets in Excess of Liabilities - 0.0%			2,302
TOTAL NET ASSETS - 100.0%			$19,703,656

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Domiciled

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)     /s/ Robert P. Morse
                                                     Robert P. Morse, President

Date      November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert P. Morse

Date      November 8, 2007

By (Signature and Title)*   /s/ Jian H. Wang
                                                      Jian H. Wang, Treasurer

Date      November 7, 2007

* Print the name and title of each signing officer under his or her signature.